Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets, Amortized cost	R$ 1,042,870	R$ 1,442,369
Financial assets measured at FVTPL	11,194	896
Financial assets measured at FVOCI	19,637
Total financial assets	1,073,701	1,443,265
Financial liabilities
Financial liabilities, Amortized cost	1,220,143	1,018,940
Financial liabilities measured at FVTPL	142,497	535
Financial liabilities measured at FVOCI	35,169
Total financial liabilities	1,397,809	1,019,475
Suppliers and other payables
Financial liabilities
Financial liabilities, Amortized cost	33,376	33,566
Financial liabilities measured at FVTPL	0	0
Financial liabilities measured at FVOCI	0
Total financial liabilities	33,376	33,566
Loans and borrowings
Financial liabilities
Financial liabilities, Amortized cost	974,231	788,709
Financial liabilities measured at FVTPL	0	0
Financial liabilities measured at FVOCI	0
Total financial liabilities	974,231	788,709
Lease liabilities
Financial liabilities
Financial liabilities, Amortized cost	62,808	81,888
Financial liabilities measured at FVTPL	0	0
Financial liabilities measured at FVOCI	0
Total financial liabilities	62,808	81,888
Accounts payable for business combination
Financial liabilities
Financial liabilities, Amortized cost	66,561	85,726
Financial liabilities measured at FVTPL	138,388	0
Financial liabilities measured at FVOCI	0
Total financial liabilities	204,949	85,726
Derivatives
Financial liabilities
Financial liabilities, Amortized cost	0	0
Financial liabilities measured at FVTPL	4,109	535
Financial liabilities measured at FVOCI	0
Total financial liabilities	4,109	535
Non-derivatives financial instruments – future exports revenue
Financial liabilities
Financial liabilities, Amortized cost	0
Financial liabilities measured at FVTPL	0
Financial liabilities measured at FVOCI	35,169
Total financial liabilities	35,169
Contract liabilities
Financial liabilities
Financial liabilities, Amortized cost	32,136	13,722
Financial liabilities measured at FVTPL	0	0
Financial liabilities measured at FVOCI	0
Total financial liabilities	32,136	13,722
Other liabilities
Financial liabilities
Financial liabilities, Amortized cost	51,031	15,329
Financial liabilities measured at FVTPL	0	0
Financial liabilities measured at FVOCI	0
Total financial liabilities	51,031	15,329
Cash and cash equivalents
Financial assets
Financial assets, Amortized cost	185,727	135,727
Financial assets measured at FVTPL	0	0
Financial assets measured at FVOCI	0
Total financial assets	185,727	135,727
Financial investments
Financial assets
Financial assets, Amortized cost	96,299	798,786
Financial assets measured at FVTPL	0	0
Financial assets measured at FVOCI	0
Total financial assets	96,299	798,786
Trade receivables
Financial assets
Financial assets, Amortized cost	501,671	340,519
Financial assets measured at FVTPL	0	0
Financial assets measured at FVOCI	0
Total financial assets	501,671	340,519
Contract assets
Financial assets
Financial assets, Amortized cost	217,250	134,388
Financial assets measured at FVTPL	0	0
Financial assets measured at FVOCI	0
Total financial assets	217,250	134,388
Derivatives
Financial assets
Financial assets, Amortized cost	0	0
Financial assets measured at FVTPL	11,194	896
Financial assets measured at FVOCI	0
Total financial assets	11,194	896
Non-derivatives financial instruments – future exports revenue
Financial assets
Financial assets, Amortized cost	0
Financial assets measured at FVTPL	0
Financial assets measured at FVOCI	19,637
Total financial assets	19,637
Other assets
Financial assets
Financial assets, Amortized cost	41,923	32,949
Financial assets measured at FVTPL	0	0
Financial assets measured at FVOCI	0
Total financial assets	R$ 41,923	R$ 32,949